SHARE-BASED COMPENSATION - Number of options outstanding by strike price (Details) shares in Thousands	Dec. 31, 2018 USD ($) shares year	Dec. 31, 2018 CAD ($) shares year	Dec. 31, 2017 USD ($) shares year	Dec. 31, 2016 USD ($) shares year
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	3,498	3,498	3,326	3,223
Options outstanding, Weighted-average remaining contractual life | year	6.3	6.3	5.9	5.7
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 5.28		$ 5.93	$ 6.45
Options exercisable, Number outstanding (in shares) | shares	2,664	2,664	2,536
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 5.42		$ 6.30
0.30 to 0.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	604	604	617
Options outstanding, Weighted-average remaining contractual life | year	6.1	6.1	7
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 1.90		$ 1.90
Options exercisable, Number outstanding (in shares) | shares	604	604	500
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 1.90		$ 1.90
0.30 to 0.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)		$ 1.5
0.30 to 0.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)		$ 2.5
0.51 to 1.00
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	534	534	536
Options outstanding, Weighted-average remaining contractual life | year	7.1	7.1	8
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 2.81		$ 2.80
Options exercisable, Number outstanding (in shares) | shares	405	405	277
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 2.82		$ 2.80
0.51 to 1.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)		$ 2.51
0.51 to 1.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)		$ 3.5
1.01 to 1.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	581	581	616
Options outstanding, Weighted-average remaining contractual life | year	4.9	4.9	5.8
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 4.35		$ 4.30
Options exercisable, Number outstanding (in shares) | shares	581	581	589
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 4.35		$ 4.30
1.01 to 1.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)		$ 3.51
1.01 to 1.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)		$ 4.5
1.51 to 2.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	689	689	52
Options outstanding, Weighted-average remaining contractual life | year	9.1	9.1	8.8
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 4.63		$ 4.80
Options exercisable, Number outstanding (in shares) | shares	205	205	26
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 4.68		$ 4.90
1.51 to 2.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)		$ 4.51
1.51 to 2.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)		$ 5.5
2.51 to 3.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	487	487	513
Options outstanding, Weighted-average remaining contractual life | year	7.7	7.7	8.5
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 6.48		$ 6.40
Options exercisable, Number outstanding (in shares) | shares	266	266	177
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 6.46		$ 6.40
2.51 to 3.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)		$ 5.51
2.51 to 3.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)		$ 7.5
3.51 to 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	378	378	302
Options outstanding, Weighted-average remaining contractual life | year	2.9	2.9	2.5
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 9.50		$ 15.10
Options exercisable, Number outstanding (in shares) | shares	378	378	302
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 9.50		$ 15.10
3.51 to 5.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)		$ 7.51
3.51 to 5.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)		$ 10.5
10.51 to 17.65
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	225	225	691
Options outstanding, Weighted-average remaining contractual life | year	1.9	1.9	2.3
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 14.92		$ 8.90
Options exercisable, Number outstanding (in shares) | shares	225	225	666
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 14.92		$ 9.00
10.51 to 17.65 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)		$ 10,510.00
10.51 to 17.65 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)		$ 17,650.00